AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 29, 2008
1933 Act Registration File No. 333-86348
1940 Act File No. 811-21079

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 23	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 25	☒

(Check Appropriate Box or Boxes)

AIP ALTERNATIVE STRATEGIES FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices)(Zip Code)

1-866-569-2383
(Registrant's Telephone Number, Including Area Code)

Lee Schultheis
Alternative Investment Partners, LLC
600 Mamaroneck Avenue, Suite 400
Harrison, New York 10528
(Name and Address of Agent for Service)

WITH A COPY TO:
Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
(Approximate Date of Proposed Public Offering)

SHARES OF BENEFICIAL INTEREST
(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b).
☒	On November 28, 2008 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On _______________ pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE:
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 19 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended on July 3, 2008, and pursuant to Rule 485(a)(1) would become effective on September 1, 2008.

Post-Effective Amendment No. 20 was previously filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 15, 2008, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 21 was previously filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 30, 2008, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 22 was previously filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 30, 2008, as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 23 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 30, 2008, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 23 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois on the 29th day of October, 2008.

AIP Alternative Strategies Funds

By:  /s/Kristina Labermeier
 Kristina Labermeier, Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons in the capacities and on October 29, 2008.

Signature	Title
Lee Schultheis* Lee Schultheis	President
Robert Anderson* Robert Anderson	Independent Trustee
Joy Montgomery Rocklin* Joy Montgomery Rocklin	Independent Trustee
Thomas Mann* Thomas Mann	Independent Trustee
Joseph E. Breslin* Joseph E. Breslin	Independent Trustee and Chairman
Stephen G. Bondi* Stephen G. Bondi	Interested Trustee, Treasurer and Chief Financial Officer
By: /s/Kristina Labermeier Kristina Labermeier
Attorney-in-Fact pursuant to Power of Attorney filed April 28, 2006.